UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21994
                                                     ---------

                   First Trust Strategic High Income Fund III
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                           --------------

                       Date of fiscal year end: January 31
                                                ----------

                   Date of reporting period: October 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



First Trust Strategic High Income Fund III
Portfolio of Investments (a)
October 31, 2007 (Unaudited)



 Principal                                                                       Stated
 Value          Description                                       Coupon         Maturity      Value
 -----------    -----------------------------------------------   ------         --------      ------------

 ASSET-BACKED SECURITIES - 37.3%
 ------------------------------
                ABCLO, Ltd.
 $3,500,000        Series 2007-1A, Class D (b) (c)                 9.14%         04/15/21      $  2,607,500
                ACE Securities Corp.
  3,202,000        Series 2007-ASP2, Class M9 (c)                  7.37%         06/25/37         1,120,700
  4,000,000        Series 2007-HE4, Class M8 (c)                   7.37%         05/25/37         1,410,000
                Bear Stearns Asset Backed Securities Trust
  4,000,000        Series 2007-HE3, Class M9 (c)                   7.12%         04/25/37         1,600,000
  5,057,000        Series 2007-SD3, Class M8 (c)                   6.12%         05/25/37         3,034,200
                Bear Stearns Second Lien Trust
  2,000,000        Series 2007-1, Class 2B1 (c)                    7.87%         08/25/37           500,000
  2,000,000        Series 2007-1, Class 2M6 (c)                    7.87%         08/25/37           800,000
                BNC Mortgage Loan Trust
  3,000,000        Series 2007-2, Class B1 (b) (c)                 7.37%         05/25/37         1,650,000
  4,000,000        Series 2007-3, Class B2 (b) (c)                 7.37%         07/25/37         2,600,000
                Eaton Vance CDO Ltd.
  2,500,000        Series 2006-8A, Class D (b) (c)                 8.98%         08/15/22         2,150,000
                Exum Ridge CBO
  2,750,000        Series 2007-1A, Class D (b) (c)                 8.96%         03/22/14         2,172,500
                Home Equity Asset Trust
  3,850,000        Series 2007-3, Class M9 (c)                     7.37%         08/25/37           962,500
                Home Equity Mortgage Trust
  4,000,000        Series 2007-2, Class M3 (c)                     7.37%         06/25/37           600,000
                Indymac Residential Asset Backed Trust
  5,000,000        Series 2007-B, Class M10 (c)                    7.37%         07/25/37         2,000,000
                Loomis Sayles Ltd.
  5,000,000        Series 2006-1A, Class E (b) (c)                 8.92%         10/26/20         4,200,000
                Pebble Creek LCDO Ltd.
  3,250,000        Series 2007-2A, Class E (b) (c)                 8.46%         06/22/14         2,437,500
                Renaissance Home Equity Trust
  2,750,000        Series 2007-2, Class M9                         7.50%         06/25/37         1,237,500
                Rosedale CLO Ltd.
  2,500,000        Series 1-A, Class II (b)                        0.00%         07/24/21         1,875,000
                Signature 5 Ltd.
  4,000,000        Series 5A, Class C (b)                         12.56%         10/27/12         3,840,000
                Soundview Home Equity Loan Trust
  4,000,000        Series 2007-OPT1, Class M10 (b) (c)             7.37%         06/25/37         1,400,000
  3,400,000        Series 2007-OPT2, Class M10 (b) (c)             7.37%         07/25/37         1,190,000
                Structured Asset Securities Corp.
  5,000,000        Series 2007-BC3, Class B1 (b) (c)               7.37%         05/25/47         2,750,000
  5,000,000        Series 2007-OSI, Class M10 (c)                  7.37%         06/25/37         2,000,000
                Telos CLO Ltd.
  3,000,000        Series 2007-2A, Class E (b) (c)                10.24%         04/15/22         2,520,000
                WaMu
  2,000,000        Series 2007-HE3, Class M9 (c)                   7.37%         05/25/47           492,440
                Wells Fargo Home Equity Trust
  3,482,000        Series 2007-2, Class B1 (b) (c)                 7.37%         04/25/37         1,741,000
                                                                                               ------------
                TOTAL ASSET-BACKED SECURITIES                                                    48,890,840
                                                                                               ------------
                (Cost $77,877,586)



                 See Notes to Quarterly Portfolio of Investments

                                        1


First Trust Strategic High Income Fund III
Portfolio of Investments (a) - (Continued)
October 31, 2007 (Unaudited)



Principal                                                                        Stated
Value           Description                                       Coupon         Maturity          Value
-----------     -----------------------------------------------   ------         --------          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.9%
------------------------------------------
                Countrywide Alternative Loan Trust
 $2,845,000        Series 2007-OA6, Class M9 (c)                   6.37%         06/25/37          $  1,773,818
                Deutsche Alt-A Securities, Inc. Mortagage
                Loan Trust
  4,119,000        Series 2007-AR3, Class 1M5 (c)                  6.22%         06/25/37             2,175,829
  3,505,258        Series 2007-OA3, Class M10 (b) (c)              7.37%         07/25/47             1,792,505
  4,000,000        Series 2007-OA4, Class M10 (c)                  7.87%         08/25/47             1,903,124
                Greenpoint Mortgage Funding Trust
  4,935,901        Series 2007-AR2, Class 2M9 (c)                  6.62%         05/25/37             2,566,669
                Indymac Indx Mortgage Loan Trust
  2,019,939        Series 2007-FLX3, Class M5 (c)                  7.12%         06/25/37             1,496,516
  1,418,468        Series 2007-FLX3, Class M6 (c)                  7.12%         06/25/37               965,392
                Lehman XS Trust
  5,000,000        Series 2007-4N, Class M9 (c)                    6.62%         03/25/47             2,745,310
                Suntrust Acquisition Closed-End Seconds Trust
  4,000,000        Series 2007-1, Class M2 (c)                     7.37%         04/25/37             2,200,000
                TBW Mortgage Backed Pass-Through Certificates
  2,270,000        Series 2007-2, Class M4 (c)                     6.38%         07/25/37             1,503,280
  3,240,000        Series 2007-2, Class M5 (c)                     6.87%         07/25/37             1,731,495
                                                                                                   ------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                            20,853,938
                                                                                                   ------------
                (Cost $29,622,810)


CORPORATE BONDS AND NOTES - 21.6%
--------------------------------
  3,500,000     AmeriCast Technologies, Inc. (b)                  11.00%         12/01/14             3,412,500
  2,500,000     Atlantic Express Transportation Corp. (c)         12.46%         04/15/12             2,412,500
  3,000,000     Britannia Bulk PLC                                11.00%         12/01/11             3,165,000
  2,000,000     Dayton Superior Corp.                             13.00%         06/15/09             1,990,000
  2,500,000     Dune Energy, Inc. (b)                             10.50%         06/01/12             2,456,250
  1,500,000     Interdent Service Corp.                           10.75%         12/15/11             1,387,500
  1,000,000     International Coal Group, Inc.                    10.25%         07/15/14               975,000
  3,500,000     Key Plastics LLC (b)                              11.75%         03/15/13             2,992,500
  3,000,000     MSX International UK/MXS International Business
                   Service FR/MXS International GmBH (b)          12.50%         04/01/12             2,865,000
  3,000,000     PNA Intermediate Holding Corp. (b) (c) (f)        12.56%         02/15/13             2,962,500
  3,530,000     Rafealla Apparel Group, Inc., Series B            11.25%         06/15/11             3,441,750
    250,000     Rare Restaurant Group LLC (b)                      9.25%         05/15/14               243,750
                                                                                                   ------------
                TOTAL CORPORATE BONDS AND NOTES                                                      28,304,250
                                                                                                   ------------
                (Cost $29,651,026)


STRUCTURED NOTES - 6.5%
----------------------
                Bacchus Ltd.
  3,000,000        Series 2006-1I, Subordinated Note (b)           0.00%         01/20/19             2,310,000
                InCaps Funding II Ltd./InCaps Funding II Corp.
  4,800,000        Subordinated Note (b)                           0.00%         01/15/34             2,208,000
                Preferred Term Securities XXVI, Ltd.
  2,500,000        Subordinated Note (b)                           0.00%         09/22/37             2,079,500
                Primus CLO Ltd.
  2,625,000        Series 2007-2I, Subordinated Bond (b)           0.00%         07/15/21             1,968,750
                                                                                                   ------------
                TOTAL STRUCTURED NOTES                                                                8,566,250
                                                                                                   ------------
                (Cost $9,800,458)




                 See Notes to Quarterly Portfolio of Investments

First Trust Strategic High Income Fund III
Portfolio of Investments (a) - (Continued)
October 31, 2007 (Unaudited)



Principal
Value           Description                                                                        Value
-----------     -----------------------------------------------                                    ------------

PREFERRED SECURITIES - 2.5%
--------------------------
  1,000,000     Stanfield Vantage CLO Ltd. (b) (d)                                                 $    712,500
  3,000,000     White Marlin CDO Ltd., Series AI (b) (d)                                              2,610,000
                                                                                                   ------------
                TOTAL PREFERRED SECURITIES                                                            3,322,500
                                                                                                   ------------
                (Cost $3,672,948)


                TOTAL INVESTMENTS - 83.8%                                                           109,937,778
                (Cost $150,624,828) (e)


                NET OTHER ASSETS AND LIABILITIES - 16.2%                                             21,189,517

                                                                                                   ------------
                NET ASSETS - 100.0%                                                                $131,127,295
                                                                                                   ============

---------------------

     (a) All percentages shown in the Portfolio of Investments are based on net assets.

     (b) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, these securities have been determined to be liquid by Valhalla Capital Partners, LLC, the Fund's sub-advisor. At October 31, 2007, these securities amounted to $61,747,255 or 47.1% of net assets.

     (c) Floating rate security. The interest rate shown reflects the rate in effect at October 31, 2007.

     (d) Zero coupon

     (e) Aggregate cost for federal income tax and financial reporting purposes.

     (f) PIK - Payment in Kind








                See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments



                   First Trust Strategic High Income Fund III
                          October 31, 2007 (Unaudited)



                      1. Valuation and Investment Practices


A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund III ( the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and ask prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $81,141,088 (73.8% of total investments) as of October 31, 2007, whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material. The remaining investments, with a value of $28,796,690 (26.2% of total investments), were valued by an independent pricing service.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, the valuations are deemed unreliable, or events occur after the close of the principal market for particular securities but before the Fund values its assets, that could materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) size of holding; 7) credit quality and cash flow of issuer based on external analysis; 8) information as to any transactions in or offers for the holding; 9) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 10) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                   First Trust Strategic High Income Fund III
                          October 31, 2007 (Unaudited)



B. SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At October 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.


                    2. Unrealized Appreciation (Depreciation)

As of October 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $158,180, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,845,230.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Strategic High Income Fund III

By (Signature and Title)*  /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   January 2, 2008
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   January 2, 2008
       -----------------


By (Signature and Title)*  /s/ Mark R. Bradley
                          ----------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date   January 2, 2008
       -----------------



* Print the name and title of each signing officer under his or her signature.